Employee Benefit Plans (Reconciliation of the Changes in Projected Benefit Obligation and the Fair Value of Plan Assets) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Employee Benefit Plans
Projected benefit obligation at beginning of year	$ 2,607	¥ 215,761	¥ 229,881
Service cost	113	9,328	8,719	9,706
Interest cost	54	4,480	4,307	5,058
Actuarial loss	(8)	(647)	(13,218)
Benefits paid	(186)	(15,406)	(14,423)
Other	2	137	495
Projected benefit obligation at end of year	2,582	213,653	215,761	229,881
Fair value of plan assets at beginning of year	1,482	122,632	116,484
Actual return on plan assets	23	1,865	12,927
Employer contributions	53	4,407	993
Benefits paid	(99)	(8,177)	(7,772)
Fair value of plan assets at end of year	1,459	120,727	122,632	116,484
Funded status at end of year	(1,123)	(92,926)	(93,129)
Amounts recognized in the consolidated balance sheets	$ (1,123)	¥ (92,926)	¥ (93,129)